12. Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Increase in valuation allowance	$ 288,075	$ 275,210
Federal [Member]
Net operating loss carryforward	26,749,000
Operating loss carryforward expiration date	Dec. 31, 2026
State [Member]
Net operating loss carryforward	$ 24,401,000